John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 58.5%				$1,830,822,085
(Cost $1,898,037,545)
U.S. Government 24.7%				772,517,794
U.S. Treasury
Bond	2.250	02-15-52	10,795,000	7,282,408
Bond	3.000	08-15-52	88,067,000	70,181,831
Bond	3.375	08-15-42	37,481,000	32,525,016
Bond	3.375	11-15-48	11,535,000	9,802,948
Bond	3.625	05-15-53	65,385,000	58,969,097
Bond	4.000	11-15-42	75,357,000	71,497,897
Bond	4.375	08-15-43	99,732,000	99,467,087
Note	3.875	08-15-33	178,971,000	175,783,079
Note	4.000	07-31-30	219,086,000	216,484,354
Note	4.125	07-31-28	29,217,000	29,045,806
Note	4.375	08-15-26	1,485,000	1,478,271
U.S. Government Agency 33.8%				1,058,304,291
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	8,573,840	7,566,202
15 Yr Pass Thru	4.000	08-01-37	3,533,236	3,408,237
15 Yr Pass Thru	4.000	08-01-37	2,190,929	2,109,310
15 Yr Pass Thru	4.000	08-01-37	3,071,759	2,951,567
15 Yr Pass Thru	4.000	11-01-37	6,290,940	6,054,617
15 Yr Pass Thru	4.500	12-01-37	1,316,253	1,282,246
15 Yr Pass Thru	4.500	02-01-38	8,575,435	8,353,876
30 Yr Pass Thru	2.500	08-01-51	6,649,174	5,575,255
30 Yr Pass Thru	2.500	11-01-51	5,182,918	4,339,338
30 Yr Pass Thru	2.500	12-01-51	1,723,518	1,434,377
30 Yr Pass Thru	3.000	03-01-43	269,284	240,918
30 Yr Pass Thru	3.000	03-01-43	2,123,090	1,897,421
30 Yr Pass Thru	3.000	04-01-43	353,323	315,731
30 Yr Pass Thru	3.000	12-01-45	760,946	675,480
30 Yr Pass Thru	3.000	10-01-46	797,810	706,989
30 Yr Pass Thru	3.000	10-01-46	610,477	538,859
30 Yr Pass Thru	3.000	12-01-46	2,143,202	1,890,432
30 Yr Pass Thru	3.000	12-01-46	578,816	512,902
30 Yr Pass Thru	3.000	04-01-47	384,090	338,791
30 Yr Pass Thru	3.000	04-01-47	4,667,014	4,099,502
30 Yr Pass Thru	3.000	09-01-49	5,103,379	4,458,085
30 Yr Pass Thru	3.000	10-01-49	3,604,563	3,151,039
30 Yr Pass Thru	3.000	10-01-49	1,881,903	1,643,947
30 Yr Pass Thru	3.000	12-01-49	7,165,326	6,263,789
30 Yr Pass Thru	3.000	12-01-49	5,722,232	4,979,017
30 Yr Pass Thru	3.000	01-01-50	11,574,961	10,113,180
30 Yr Pass Thru	3.000	02-01-50	6,272,393	5,450,862
30 Yr Pass Thru	3.500	02-01-42	594,778	548,322
30 Yr Pass Thru	3.500	04-01-44	358,691	329,655
30 Yr Pass Thru	3.500	07-01-46	705,952	646,090
30 Yr Pass Thru	3.500	10-01-46	930,330	847,662
30 Yr Pass Thru	3.500	11-01-46	805,293	734,238
30 Yr Pass Thru	3.500	12-01-46	404,304	369,136
30 Yr Pass Thru	3.500	01-01-47	2,975,039	2,721,836
30 Yr Pass Thru	3.500	02-01-47	705,949	646,528
30 Yr Pass Thru	3.500	04-01-47	524,874	480,203
30 Yr Pass Thru	3.500	11-01-48	2,465,587	2,251,120
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-49	14,110	$12,774
30 Yr Pass Thru	3.500	03-01-52	2,849,265	2,563,356
30 Yr Pass Thru	3.500	03-01-52	13,214,842	11,835,117
30 Yr Pass Thru	3.500	04-01-52	31,213,943	28,062,281
30 Yr Pass Thru	4.000	11-01-43	128,100	121,315
30 Yr Pass Thru	4.000	02-01-44	44,413	42,070
30 Yr Pass Thru	4.000	07-01-45	1,661,161	1,569,898
30 Yr Pass Thru	4.000	03-01-48	410,911	387,309
30 Yr Pass Thru	4.000	08-01-48	357,760	336,316
30 Yr Pass Thru	4.000	05-01-52	258,758	241,362
30 Yr Pass Thru	4.000	08-01-52	19,575,673	18,180,072
30 Yr Pass Thru	4.500	02-01-41	204,739	199,294
30 Yr Pass Thru	4.500	03-01-47	684,517	662,355
30 Yr Pass Thru	4.500	06-01-52	5,150,119	4,918,664
30 Yr Pass Thru	4.500	07-01-52	2,208,823	2,106,103
30 Yr Pass Thru (A)	4.500	07-01-52	3,561,670	3,398,263
30 Yr Pass Thru	4.500	08-01-52	1,379,867	1,317,422
30 Yr Pass Thru	4.500	08-01-52	6,693,847	6,390,922
30 Yr Pass Thru	4.500	08-01-52	5,559,153	5,304,104
30 Yr Pass Thru	4.500	08-01-52	5,002,866	4,743,634
30 Yr Pass Thru	4.500	09-01-52	3,435,570	3,273,655
30 Yr Pass Thru	4.500	09-01-52	3,830,874	3,657,511
30 Yr Pass Thru	4.500	09-01-52	14,138,064	13,502,675
30 Yr Pass Thru	4.500	10-01-52	14,191,138	13,548,929
30 Yr Pass Thru	4.500	10-01-52	4,989,620	4,743,548
30 Yr Pass Thru	4.500	12-01-52	3,218,848	3,065,135
30 Yr Pass Thru (A)	4.500	12-01-52	13,159,968	12,609,662
30 Yr Pass Thru	4.500	02-01-53	12,498,433	11,850,805
30 Yr Pass Thru	4.500	03-01-53	8,225,166	7,798,965
30 Yr Pass Thru	4.500	04-01-53	3,052,430	2,913,341
30 Yr Pass Thru	4.500	04-01-53	12,055,137	11,481,714
30 Yr Pass Thru (A)	4.500	08-01-53	9,697,000	9,252,109
30 Yr Pass Thru (A)	4.500	08-01-53	3,876,000	3,691,813
30 Yr Pass Thru	5.000	07-01-52	10,636,883	10,365,945
30 Yr Pass Thru	5.000	09-01-52	17,960,501	17,448,296
30 Yr Pass Thru	5.000	10-01-52	6,991,517	6,798,685
30 Yr Pass Thru	5.000	11-01-52	13,250,620	12,864,452
30 Yr Pass Thru	5.000	12-01-52	3,489,701	3,399,995
30 Yr Pass Thru	5.000	12-01-52	6,954,475	6,784,397
30 Yr Pass Thru	5.000	12-01-52	11,118,679	10,808,541
30 Yr Pass Thru	5.000	02-01-53	8,245,548	8,002,668
30 Yr Pass Thru	5.000	03-01-53	12,323,027	11,998,551
30 Yr Pass Thru	5.000	07-01-53	17,684,396	17,233,948
30 Yr Pass Thru (A)	5.000	07-01-53	11,872,312	11,543,936
30 Yr Pass Thru (A)	5.000	07-01-53	6,646,819	6,469,206
30 Yr Pass Thru (A)	5.000	08-01-53	8,150,000	7,942,407
30 Yr Pass Thru	5.500	09-01-52	9,612,794	9,567,515
30 Yr Pass Thru	5.500	08-01-53	12,508,195	12,445,369
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	12,566,737	11,050,564
15 Yr Pass Thru	2.000	06-01-36	8,920,438	7,844,190
15 Yr Pass Thru	2.000	04-01-37	8,745,270	7,717,485
15 Yr Pass Thru	2.500	01-01-35	5,315,403	4,825,933
15 Yr Pass Thru	2.500	08-01-35	7,295,936	6,601,289
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	2.500	05-01-36	12,037,528	$10,914,003
15 Yr Pass Thru	3.000	07-01-27	61,429	59,021
15 Yr Pass Thru	3.000	03-01-33	7,540,986	7,089,646
15 Yr Pass Thru	3.500	06-01-34	236,982	225,714
15 Yr Pass Thru	4.000	12-01-24	24,651	24,328
15 Yr Pass Thru	4.000	09-01-37	5,838,527	5,631,971
15 Yr Pass Thru	4.000	10-01-37	4,857,684	4,675,202
15 Yr Pass Thru	4.000	01-01-38	2,629,888	2,523,698
15 Yr Pass Thru	4.500	11-01-37	6,800,427	6,628,979
15 Yr Pass Thru	4.500	12-01-37	2,190,695	2,134,095
30 Yr Pass Thru	2.000	09-01-50	8,462,650	6,823,929
30 Yr Pass Thru	2.000	03-01-51	7,453,921	6,031,496
30 Yr Pass Thru	2.500	12-01-50	48,951	40,984
30 Yr Pass Thru	2.500	08-01-51	3,128,341	2,619,167
30 Yr Pass Thru	2.500	08-01-51	4,781,542	4,003,291
30 Yr Pass Thru	2.500	10-01-51	2,355,571	1,970,702
30 Yr Pass Thru	2.500	11-01-51	14,622,041	12,264,981
30 Yr Pass Thru	2.500	01-01-52	5,732,882	4,785,457
30 Yr Pass Thru	2.500	03-01-52	39,219,708	32,719,810
30 Yr Pass Thru	3.000	12-01-42	581,309	519,293
30 Yr Pass Thru	3.000	04-01-43	1,795,097	1,600,315
30 Yr Pass Thru	3.000	12-01-45	1,276,019	1,126,437
30 Yr Pass Thru	3.000	08-01-46	827,202	729,199
30 Yr Pass Thru	3.000	10-01-46	920,094	814,248
30 Yr Pass Thru	3.000	01-01-47	1,136,584	1,003,347
30 Yr Pass Thru	3.000	02-01-47	640,563	566,874
30 Yr Pass Thru	3.000	10-01-47	1,365,654	1,203,857
30 Yr Pass Thru	3.000	12-01-47	4,930,344	4,330,811
30 Yr Pass Thru	3.000	11-01-48	975,371	859,813
30 Yr Pass Thru	3.000	11-01-48	4,011,166	3,510,871
30 Yr Pass Thru	3.000	12-01-48	609,855	535,696
30 Yr Pass Thru	3.000	09-01-49	3,223,825	2,811,153
30 Yr Pass Thru	3.000	09-01-49	1,797,196	1,555,910
30 Yr Pass Thru	3.000	10-01-49	720,960	627,320
30 Yr Pass Thru	3.000	10-01-49	2,533,357	2,219,361
30 Yr Pass Thru	3.000	11-01-49	10,269,884	8,971,313
30 Yr Pass Thru	3.000	11-01-49	1,732,286	1,495,925
30 Yr Pass Thru	3.000	11-01-49	1,306,346	1,141,166
30 Yr Pass Thru	3.000	01-01-52	13,470,077	11,710,034
30 Yr Pass Thru	3.000	02-01-52	4,885,466	4,235,284
30 Yr Pass Thru	3.500	01-01-42	438,990	404,054
30 Yr Pass Thru	3.500	06-01-42	838,166	771,026
30 Yr Pass Thru	3.500	07-01-42	1,381,846	1,270,793
30 Yr Pass Thru	3.500	01-01-43	255,929	235,508
30 Yr Pass Thru	3.500	04-01-43	198,942	182,668
30 Yr Pass Thru	3.500	06-01-43	911,880	836,970
30 Yr Pass Thru	3.500	07-01-43	157,232	144,282
30 Yr Pass Thru	3.500	03-01-44	1,406,858	1,293,255
30 Yr Pass Thru	3.500	10-01-44	1,659,970	1,517,781
30 Yr Pass Thru	3.500	04-01-45	324,355	296,369
30 Yr Pass Thru	3.500	04-01-45	769,169	702,803
30 Yr Pass Thru	3.500	07-01-46	699,960	638,253
30 Yr Pass Thru	3.500	07-01-46	475,800	433,855
30 Yr Pass Thru	3.500	07-01-47	1,894,851	1,731,359
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-47	1,568,527	$1,427,799
30 Yr Pass Thru	3.500	12-01-47	936,629	850,838
30 Yr Pass Thru	3.500	01-01-48	1,813,112	1,647,041
30 Yr Pass Thru	3.500	03-01-48	905,818	827,379
30 Yr Pass Thru	3.500	06-01-49	5,546,730	5,036,946
30 Yr Pass Thru	3.500	09-01-49	2,850,844	2,581,258
30 Yr Pass Thru	3.500	10-01-49	1,801,091	1,630,773
30 Yr Pass Thru	3.500	01-01-50	5,045,094	4,566,436
30 Yr Pass Thru	3.500	04-01-50	7,450,242	6,741,065
30 Yr Pass Thru	3.500	02-01-52	2,606,976	2,363,710
30 Yr Pass Thru	3.500	04-01-52	3,499,053	3,142,475
30 Yr Pass Thru	3.500	04-01-52	2,973,711	2,674,386
30 Yr Pass Thru	4.000	09-01-40	226,622	215,082
30 Yr Pass Thru	4.000	01-01-41	198,708	188,533
30 Yr Pass Thru	4.000	09-01-41	314,807	298,295
30 Yr Pass Thru	4.000	09-01-41	905,783	859,399
30 Yr Pass Thru	4.000	10-01-41	14,887	14,113
30 Yr Pass Thru	4.000	11-01-41	510,015	483,576
30 Yr Pass Thru	4.000	01-01-42	153,019	145,069
30 Yr Pass Thru	4.000	01-01-42	158,866	150,598
30 Yr Pass Thru	4.000	03-01-42	873,398	827,367
30 Yr Pass Thru	4.000	05-01-43	1,067,272	1,010,057
30 Yr Pass Thru	4.000	09-01-43	888,719	843,274
30 Yr Pass Thru	4.000	10-01-43	605,239	573,155
30 Yr Pass Thru	4.000	12-01-43	757,598	716,726
30 Yr Pass Thru	4.000	01-01-44	174,681	165,749
30 Yr Pass Thru	4.000	02-01-46	452,247	425,588
30 Yr Pass Thru	4.000	06-01-46	347,263	326,359
30 Yr Pass Thru	4.000	07-01-46	666,334	626,221
30 Yr Pass Thru	4.000	03-01-47	1,208,685	1,136,679
30 Yr Pass Thru	4.000	05-01-47	1,020,260	959,479
30 Yr Pass Thru	4.000	12-01-47	396,196	373,212
30 Yr Pass Thru	4.000	04-01-48	1,319,259	1,242,315
30 Yr Pass Thru	4.000	06-01-48	740,336	693,918
30 Yr Pass Thru	4.000	10-01-48	631,831	593,993
30 Yr Pass Thru	4.000	01-01-49	487,601	455,506
30 Yr Pass Thru	4.000	07-01-49	923,905	866,554
30 Yr Pass Thru	4.000	07-01-49	1,549,258	1,452,605
30 Yr Pass Thru	4.000	08-01-49	2,995,386	2,809,451
30 Yr Pass Thru	4.000	09-01-49	2,217,972	2,071,283
30 Yr Pass Thru	4.000	02-01-50	2,468,452	2,309,826
30 Yr Pass Thru	4.000	03-01-51	9,578,727	8,957,199
30 Yr Pass Thru	4.000	08-01-51	5,221,666	4,895,905
30 Yr Pass Thru	4.000	04-01-52	1,054,333	979,826
30 Yr Pass Thru	4.000	05-01-52	9,493,799	8,805,094
30 Yr Pass Thru	4.000	06-01-52	282,491	263,146
30 Yr Pass Thru	4.000	06-01-52	2,087,121	1,946,152
30 Yr Pass Thru	4.000	07-01-52	15,978,254	14,844,116
30 Yr Pass Thru	4.500	08-01-40	397,888	386,730
30 Yr Pass Thru	4.500	08-01-40	209,860	203,997
30 Yr Pass Thru	4.500	12-01-40	144,367	140,353
30 Yr Pass Thru	4.500	05-01-41	159,602	155,151
30 Yr Pass Thru	4.500	05-01-41	260,424	253,112
30 Yr Pass Thru	4.500	06-01-41	293,796	285,638
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-41	167,763	$163,095
30 Yr Pass Thru	4.500	11-01-41	43,546	42,340
30 Yr Pass Thru	4.500	12-01-41	705,938	686,340
30 Yr Pass Thru	4.500	05-01-42	395,860	384,864
30 Yr Pass Thru	4.500	04-01-48	447,851	432,097
30 Yr Pass Thru	4.500	07-01-48	850,896	820,699
30 Yr Pass Thru	4.500	06-01-52	4,159,104	3,969,588
30 Yr Pass Thru	4.500	06-01-52	9,633,874	9,185,858
30 Yr Pass Thru (A)	4.500	06-01-52	7,086,426	6,767,950
30 Yr Pass Thru	4.500	07-01-52	7,864,490	7,503,674
30 Yr Pass Thru	4.500	07-01-52	1,428,509	1,365,202
30 Yr Pass Thru	4.500	08-01-52	4,681,602	4,439,017
30 Yr Pass Thru	4.500	08-01-52	1,074,552	1,025,924
30 Yr Pass Thru	4.500	08-01-52	7,812,713	7,407,884
30 Yr Pass Thru	4.500	08-01-52	6,678,718	6,368,130
30 Yr Pass Thru	4.500	09-01-52	6,571,853	6,292,932
30 Yr Pass Thru	4.500	09-01-52	6,836,679	6,523,018
30 Yr Pass Thru	4.500	09-01-52	3,428,600	3,271,299
30 Yr Pass Thru	4.500	10-01-52	5,419,213	5,189,213
30 Yr Pass Thru	4.500	10-01-52	17,057,881	16,275,279
30 Yr Pass Thru	4.500	10-01-52	4,366,558	4,160,765
30 Yr Pass Thru	4.500	11-01-52	4,499,039	4,292,627
30 Yr Pass Thru (A)	4.500	11-01-52	13,026,168	12,436,679
30 Yr Pass Thru	4.500	04-01-53	10,947,083	10,437,998
30 Yr Pass Thru	4.500	05-01-53	2,731,281	2,606,825
30 Yr Pass Thru (A)	5.000	TBA	15,300,000	14,829,644
30 Yr Pass Thru	5.000	08-01-52	17,315,460	16,908,228
30 Yr Pass Thru	5.000	09-01-52	13,198,630	12,818,102
30 Yr Pass Thru	5.000	10-01-52	7,455,029	7,263,391
30 Yr Pass Thru	5.000	10-01-52	10,465,780	10,209,830
30 Yr Pass Thru	5.000	11-01-52	6,930,829	6,761,330
30 Yr Pass Thru	5.000	12-01-52	6,587,056	6,417,730
30 Yr Pass Thru	5.000	01-01-53	11,411,942	11,139,985
30 Yr Pass Thru	5.000	04-01-53	5,865,828	5,709,085
30 Yr Pass Thru (A)	5.000	04-01-53	11,844,110	11,542,423
30 Yr Pass Thru	5.000	05-01-53	7,388,639	7,205,057
30 Yr Pass Thru	5.000	07-01-53	19,944,214	19,436,205
30 Yr Pass Thru	5.500	10-01-52	8,808,585	8,750,578
30 Yr Pass Thru	5.500	12-01-52	7,699,272	7,660,600
30 Yr Pass Thru	5.500	12-01-52	1,457,714	1,450,392
30 Yr Pass Thru	5.500	12-01-52	5,073,226	5,039,817
30 Yr Pass Thru	5.500	12-01-52	2,930,431	2,932,195
30 Yr Pass Thru	5.500	12-01-52	2,393,002	2,376,496
30 Yr Pass Thru	5.500	12-01-52	1,262,631	1,251,554

30 Yr Pass Thru	5.500	04-01-53	19,680,498	19,495,544
Foreign government obligations 0.1%				$2,929,531
(Cost $3,503,940)
Qatar 0.1%				2,929,531
State of Qatar Bond (B)	5.103	04-23-48	3,059,000	2,929,531
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 29.4%				$919,320,849
(Cost $993,135,096)
Communication services 1.6%				49,139,105
Entertainment 0.5%
Netflix, Inc. (B)	4.875	06-15-30	4,756,000	4,625,900
WarnerMedia Holdings, Inc.	4.279	03-15-32	2,639,000	2,328,758
WarnerMedia Holdings, Inc.	5.050	03-15-42	1,102,000	905,879
WarnerMedia Holdings, Inc.	5.141	03-15-52	9,901,000	7,892,181
Interactive media and services 0.1%
Meta Platforms, Inc.	4.800	05-15-30	1,336,000	1,330,655
Media 0.6%
Charter Communications Operating LLC	4.200	03-15-28	6,217,000	5,790,593
Charter Communications Operating LLC	4.800	03-01-50	6,137,000	4,546,825
Charter Communications Operating LLC	5.750	04-01-48	6,453,000	5,436,546
Charter Communications Operating LLC	6.484	10-23-45	4,669,000	4,295,247
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.875	04-15-30	8,958,000	8,176,192
T-Mobile USA, Inc.	5.750	01-15-54	3,853,000	3,810,329
Consumer discretionary 1.7%				53,253,996
Automobiles 0.9%
General Motors Company	5.400	10-15-29	4,146,000	4,008,241
General Motors Financial Company, Inc.	2.400	10-15-28	8,649,000	7,320,210
General Motors Financial Company, Inc.	3.600	06-21-30	10,279,000	8,823,289
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	1,173,213
Nissan Motor Acceptance Company LLC (B)	1.850	09-16-26	3,699,000	3,204,118
Nissan Motor Acceptance Company LLC (B)	2.000	03-09-26	2,103,000	1,874,074
Broadline retail 0.1%
eBay, Inc.	2.700	03-11-30	3,700,000	3,158,861
Distributors 0.0%
LKQ Corp. (B)	5.750	06-15-28	980,000	971,660
Hotels, restaurants and leisure 0.6%
Booking Holdings, Inc.	4.625	04-13-30	3,215,000	3,143,590
Choice Hotels International, Inc.	3.700	12-01-29	1,472,000	1,299,821
Choice Hotels International, Inc.	3.700	01-15-31	1,358,000	1,164,991
Expedia Group, Inc.	2.950	03-15-31	1,585,000	1,325,146
Expedia Group, Inc.	3.800	02-15-28	7,359,000	6,859,035
Expedia Group, Inc.	4.625	08-01-27	4,148,000	4,023,533
Marriott International, Inc.	4.625	06-15-30	1,812,000	1,717,068
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	3,422,000	3,187,146
Consumer staples 0.9%				27,779,215
Beverages 0.2%
Anheuser-Busch Companies LLC	4.700	02-01-36	3,549,000	3,396,782
Anheuser-Busch Companies LLC	4.900	02-01-46	1,501,000	1,396,304
Food products 0.7%
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,402,958
JBS USA LUX SA	5.125	02-01-28	1,786,000	1,735,785
JBS USA LUX SA	5.750	04-01-33	4,620,000	4,397,012
Kraft Heinz Foods Company	4.375	06-01-46	6,883,000	5,695,676
Kraft Heinz Foods Company	4.875	10-01-49	1,945,000	1,724,161
Kraft Heinz Foods Company	5.000	06-04-42	1,873,000	1,711,140
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Pilgrim’s Pride Corp.	6.250	07-01-33	3,345,000	$3,319,397
Energy 3.6%				113,926,000
Oil, gas and consumable fuels 3.6%
Aker BP ASA (B)	3.100	07-15-31	1,392,000	1,148,350
Aker BP ASA (B)	3.750	01-15-30	880,000	778,736
Aker BP ASA (B)	4.000	01-15-31	4,835,000	4,260,230
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,434,631
Cheniere Energy Partners LP	4.500	10-01-29	1,908,000	1,760,506
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	1,161,000	1,171,143
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	1,800,000	1,818,450
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,589,116
Diamondback Energy, Inc.	3.125	03-24-31	2,827,000	2,430,677
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	4,203,000	3,826,642
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%)	6.250	03-01-78	4,381,000	4,080,749
Energy Transfer LP	4.200	04-15-27	2,538,000	2,417,451
Energy Transfer LP	5.150	03-15-45	1,746,000	1,472,031
Energy Transfer LP	5.250	04-15-29	9,197,000	8,985,739
Energy Transfer LP	5.400	10-01-47	4,067,000	3,503,105
Energy Transfer LP	5.500	06-01-27	3,219,000	3,200,264
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,280,799
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,895,000	2,100,848
MPLX LP	4.000	03-15-28	2,968,000	2,786,316
MPLX LP	4.125	03-01-27	940,000	899,998
MPLX LP	4.250	12-01-27	2,476,000	2,356,057
MPLX LP	4.950	09-01-32	2,234,000	2,110,501
MPLX LP	5.000	03-01-33	2,099,000	1,981,307
Occidental Petroleum Corp.	6.450	09-15-36	4,728,000	4,834,545
Occidental Petroleum Corp.	6.625	09-01-30	1,350,000	1,393,624
ONEOK, Inc.	5.650	11-01-28	1,465,000	1,467,140
ONEOK, Inc.	6.050	09-01-33	5,495,000	5,537,381
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,539,894
Ovintiv, Inc.	5.650	05-15-28	1,022,000	1,014,180
Ovintiv, Inc.	6.250	07-15-33	1,025,000	1,023,198
Ovintiv, Inc.	7.200	11-01-31	434,000	457,798
Sabine Pass Liquefaction LLC	4.200	03-15-28	2,130,000	2,017,141
Sabine Pass Liquefaction LLC	4.500	05-15-30	6,413,000	6,034,973
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,173,000	3,119,314
Targa Resources Corp.	4.950	04-15-52	3,233,000	2,623,891
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,284,477
The Williams Companies, Inc.	4.650	08-15-32	2,811,000	2,639,622
Var Energi ASA (B)	7.500	01-15-28	482,000	500,504
Var Energi ASA (B)	8.000	11-15-32	5,215,000	5,501,199
Western Midstream Operating LP	4.050	02-01-30	3,253,000	2,901,694
Western Midstream Operating LP	6.150	04-01-33	645,000	641,779
Financials 9.3%				290,580,268
Banks 5.7%
Banco Santander SA	4.379	04-12-28	2,842,000	2,669,634
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	6,060,000	5,170,418
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	5,201,000	4,326,232
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	9,617,000	7,868,739
Bank of America Corp.	3.248	10-21-27	2,959,000	2,756,624
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	4,585,000	$3,884,446
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	1,494,000	1,397,114
Bank of America Corp. (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%)	4.271	07-23-29	6,963,000	6,571,052
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	1,221,000	1,204,122
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)	9.250	11-17-27	1,400,000	1,442,518
BPCE SA (B)	4.500	03-15-25	3,936,000	3,811,564
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	2,988,000	2,407,391
Citigroup, Inc.	4.600	03-09-26	5,769,000	5,617,144
Citigroup, Inc. (6.174% to 5-25-33, then SOFR + 2.661%)	6.174	05-25-34	3,886,000	3,872,435
Citizens Financial Group, Inc.	3.250	04-30-30	5,113,000	4,279,657
Credit Agricole SA (B)	3.250	01-14-30	6,407,000	5,482,935
Fifth Third Bancorp (6.339% to 7-27-28, then SOFR + 2.340%)	6.339	07-27-29	3,140,000	3,178,485
Huntington Bancshares, Inc. (6.208% to 8-21-28, then SOFR + 2.020%)	6.208	08-21-29	2,203,000	2,217,462
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	5,783,000	4,850,372
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	5,760,000	4,896,119
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month CME Term SOFR + 1.507%)	3.960	01-29-27	4,358,000	4,191,565
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (C)	4.600	02-01-25	3,853,000	3,614,885
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	2,022,000	1,673,572
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,424,000	1,358,850
NatWest Markets PLC (B)	1.600	09-29-26	5,852,000	5,168,354
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	2,688,000	2,356,799
Santander Holdings USA, Inc.	3.244	10-05-26	6,876,000	6,295,914
Santander Holdings USA, Inc.	3.450	06-02-25	6,471,000	6,174,297
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,221,435
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)	6.221	06-15-33	2,282,000	2,143,920
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)	6.446	01-10-29	6,061,000	6,103,972
Synovus Bank	5.625	02-15-28	1,378,000	1,277,332
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26	5,112,000	3,910,884
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then SOFR + 1.841%)	5.582	06-12-29	5,850,000	5,802,056
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then SOFR + 1.946%)	5.939	08-18-34	3,310,000	3,347,972
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	2,132,000	1,885,946
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (C)(D)	8.536	12-01-23	2,259,000	2,239,187
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (C)(D)	9.312	11-01-23	3,342,000	3,364,434
Truist Financial Corp. (5.867% to 6-8-33, then SOFR + 2.361%)	5.867	06-08-34	3,109,000	3,080,450
U.S. Bancorp (5.836% to 6-10-33, then SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,493,749
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	9,704,000	8,634,559
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	6,123,000	5,239,744
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	9,200,000	7,747,449
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	11,372,000	11,272,495
Capital markets 2.6%
Ares Capital Corp.	2.150	07-15-26	5,652,000	4,967,009
Ares Capital Corp.	2.875	06-15-28	3,234,000	2,727,390
Ares Capital Corp.	3.250	07-15-25	2,024,000	1,897,860
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Ares Capital Corp.	3.875	01-15-26	4,227,000	$3,953,754
Blackstone Private Credit Fund	2.350	11-22-24	3,774,000	3,566,448
Blackstone Private Credit Fund	2.700	01-15-25	2,914,000	2,757,239
Blackstone Private Credit Fund	3.250	03-15-27	627,000	545,987
Blackstone Private Credit Fund	4.000	01-15-29	4,149,000	3,563,428
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	3,446,000	3,021,333
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	5,610,000	4,959,333
Jefferies Financial Group, Inc.	5.875	07-21-28	2,651,000	2,621,351
Lazard Group LLC	4.375	03-11-29	2,662,000	2,497,834
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,779,000	2,329,916
Macquarie Bank, Ltd. (B)	4.875	06-10-25	2,530,000	2,466,279
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	7,437,801
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,720,361
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	5,646,000	4,258,015
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	693,000	658,109
Morgan Stanley (5.164% to 4-20-28, then SOFR + 1.590%)	5.164	04-20-29	4,600,000	4,511,818
Morgan Stanley (5.449% to 7-20-28, then SOFR + 1.630%)	5.449	07-20-29	3,635,000	3,613,665
The Charles Schwab Corp. (5.643% to 5-19-28, then SOFR + 2.210%)	5.643	05-19-29	3,449,000	3,442,029
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	12,005,000	9,713,807
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	3,932,000	3,155,291
Consumer finance 0.3%
Ally Financial, Inc. (6.992% to 6-13-28, then SOFR + 3.260%)	6.992	06-13-29	2,770,000	2,765,339
Discover Financial Services	4.100	02-09-27	1,385,000	1,284,866
Discover Financial Services	6.700	11-29-32	4,001,000	3,982,029
Financial services 0.0%
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,432,000	1,392,288
Insurance 0.7%
Athene Holding, Ltd.	3.500	01-15-31	6,646,000	5,561,023
CNA Financial Corp.	2.050	08-15-30	1,209,000	968,064
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,227,147
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	2,893,762
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	1,789,000	1,448,594
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	400,000	357,356
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,126,211
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	4,552,000	3,683,249
Health care 1.5%				45,540,456
Biotechnology 0.0%
Amgen, Inc.	5.250	03-02-30	917,000	918,270
Health care providers and services 1.0%
Cencora, Inc.	2.800	05-15-30	4,361,000	3,765,052
Centene Corp.	4.625	12-15-29	7,195,000	6,615,803
CVS Health Corp.	3.750	04-01-30	902,000	820,540
CVS Health Corp.	5.050	03-25-48	2,582,000	2,264,701
CVS Health Corp.	5.250	01-30-31	666,000	658,112
CVS Health Corp.	5.300	06-01-33	1,892,000	1,853,028
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	6,381,000	4,817,044
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	6,119,000	5,302,390
Universal Health Services, Inc.	1.650	09-01-26	3,216,000	2,856,577
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	2,779,164
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,865,000	$1,860,499
Pharmaceuticals 0.4%
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,427,457
Royalty Pharma PLC	1.750	09-02-27	2,019,000	1,741,909
Viatris, Inc.	2.700	06-22-30	4,134,000	3,357,354
Viatris, Inc.	4.000	06-22-50	3,778,000	2,502,556
Industrials 4.3%				135,393,924
Aerospace and defense 0.8%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	3,604,852
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,644,000
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,709,320
The Boeing Company	3.200	03-01-29	2,375,000	2,134,221
The Boeing Company	5.040	05-01-27	6,057,000	5,990,328
The Boeing Company	5.150	05-01-30	8,807,000	8,664,630
Building products 0.1%
Owens Corning	3.875	06-01-30	371,000	337,297
Owens Corning	3.950	08-15-29	4,259,000	3,961,821
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,728,101
Electrical equipment 0.1%
Regal Rexnord Corp. (B)	6.050	02-15-26	2,663,000	2,648,633
Regal Rexnord Corp. (B)	6.400	04-15-33	2,025,000	2,005,994
Machinery 0.1%
Ingersoll Rand, Inc.	5.400	08-14-28	686,000	687,548
Ingersoll Rand, Inc.	5.700	08-14-33	1,092,000	1,107,295
Passenger airlines 1.8%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	835,122	792,956
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	1,503,153	1,416,741
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	1,285,767	1,294,800
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,394,948	3,048,663
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	3,015,018	2,783,517
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,385,741	2,135,238
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,754,608	2,512,801
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	2,277,147	1,991,679
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,095,552	2,515,271
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,236,517	2,796,214
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	2,495,596	2,061,412
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	646,100	561,642
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,372,364	1,211,256
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	1,124,382	1,024,862
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	984,180	985,454
Delta Air Lines, Inc. (B)	4.750	10-20-28	4,081,119	3,918,922
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	3,241,430	2,765,552
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,822,607	3,582,853
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,779,924	3,308,530
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,432,356	1,315,628
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	1,148,524	1,080,579
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	2,103,105	1,870,969
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	6,624,849	6,568,538
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,636,292	1,579,021
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,368,000	3,358,570
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	1,105,657	$1,059,993
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	3,448,000	3,376,617
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	1.750	01-30-26	5,043,000	4,563,022
AerCap Ireland Capital DAC	2.450	10-29-26	12,647,000	11,379,096
AerCap Ireland Capital DAC	3.000	10-29-28	5,963,000	5,167,310
Air Lease Corp.	2.100	09-01-28	2,104,000	1,771,384
Air Lease Corp.	2.875	01-15-26	1,578,000	1,474,917
Air Lease Corp.	3.625	12-01-27	2,551,000	2,343,897
Ashtead Capital, Inc. (B)	1.500	08-12-26	1,637,000	1,453,527
Ashtead Capital, Inc. (B)	4.250	11-01-29	1,310,000	1,175,496
Ashtead Capital, Inc. (B)	5.500	08-11-32	2,914,000	2,777,317
Ashtead Capital, Inc. (B)	5.550	05-30-33	1,005,000	963,730
Ashtead Capital, Inc. (B)	5.950	10-15-33	1,473,000	1,445,359
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	2,033,000	1,736,551
Information technology 2.3%				71,332,869
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	3,853,764
Motorola Solutions, Inc.	2.750	05-24-31	4,258,000	3,453,941
Motorola Solutions, Inc.	4.600	05-23-29	1,786,000	1,720,959
IT services 0.0%
VeriSign, Inc.	2.700	06-15-31	2,260,000	1,850,283
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (B)	3.419	04-15-33	5,571,000	4,616,277
Broadcom, Inc.	4.750	04-15-29	11,085,000	10,690,320
Foundry JV Holdco LLC (B)	5.875	01-25-34	2,761,000	2,722,868
Micron Technology, Inc.	2.703	04-15-32	2,400,000	1,894,015
Micron Technology, Inc.	4.185	02-15-27	5,986,000	5,705,422
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,064,598
Micron Technology, Inc.	5.327	02-06-29	6,802,000	6,668,668
Micron Technology, Inc.	6.750	11-01-29	1,580,000	1,644,234
NXP BV	3.875	06-18-26	5,875,000	5,627,959
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,520,767
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,474,127
Oracle Corp.	2.950	04-01-30	3,390,000	2,938,488
VMware, Inc.	4.700	05-15-30	5,006,000	4,718,152
Technology hardware, storage and peripherals 0.3%
Dell International LLC	4.900	10-01-26	5,506,000	5,407,471
Dell International LLC	5.300	10-01-29	2,796,000	2,760,556
Materials 0.4%				13,255,668
Chemicals 0.1%
Braskem Netherlands Finance BV (B)	5.875	01-31-50	2,812,000	2,162,890
OCI NV (B)	6.700	03-16-33	1,622,000	1,591,836
Metals and mining 0.3%
Anglo American Capital PLC (B)	4.750	04-10-27	2,486,000	2,410,822
Freeport-McMoRan, Inc.	4.250	03-01-30	2,834,000	2,572,233
Freeport-McMoRan, Inc.	5.450	03-15-43	3,991,000	3,582,099
Newmont Corp.	2.800	10-01-29	1,084,000	935,788
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.5%				$46,389,936
Hotel and resort REITs 0.4%
Host Hotels & Resorts LP	3.375	12-15-29	5,462,000	4,645,596
Host Hotels & Resorts LP	3.500	09-15-30	1,664,000	1,419,568
Host Hotels & Resorts LP	4.000	06-15-25	5,609,000	5,414,109
Industrial REITs 0.1%
Prologis LP	5.125	01-15-34	3,772,000	3,713,188
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	4,414,000	3,654,686
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,450,343
Specialized REITs 0.8%
American Tower Corp.	3.800	08-15-29	5,777,000	5,253,908
American Tower Trust I (B)	5.490	03-15-28	4,086,000	4,072,797
Crown Castle, Inc.	3.650	09-01-27	5,870,000	5,468,445
Crown Castle, Inc.	3.800	02-15-28	2,554,000	2,375,411
GLP Capital LP	3.250	01-15-32	1,239,000	998,985
GLP Capital LP	4.000	01-15-30	1,163,000	1,014,663
GLP Capital LP	5.375	04-15-26	1,819,000	1,781,094
SBA Tower Trust (B)	6.599	01-15-28	878,000	891,584
VICI Properties LP (B)	4.125	08-15-30	734,000	642,680
VICI Properties LP	4.375	05-15-25	993,000	965,405
VICI Properties LP (B)	4.625	12-01-29	2,293,000	2,071,382
VICI Properties LP	5.125	05-15-32	600,000	556,092
Utilities 2.3%				72,729,412
Electric utilities 1.5%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,254,919
Atlantica Transmision Sur SA (B)	6.875	04-30-43	1,724,193	1,677,122
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,169,790
Duke Energy Corp.	2.450	06-01-30	978,000	813,527
Emera US Finance LP	3.550	06-15-26	3,087,000	2,920,577
Eversource Energy	5.125	05-15-33	2,685,000	2,597,984
Exelon Corp.	4.050	04-15-30	4,450,000	4,111,773
Georgia Power Company	4.950	05-17-33	1,638,000	1,584,918
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,119,895
NRG Energy, Inc. (B)	2.450	12-02-27	3,308,000	2,808,130
NRG Energy, Inc. (B)	4.450	06-15-29	2,668,000	2,369,724
NRG Energy, Inc. (B)	7.000	03-15-33	3,142,000	3,123,709
Vistra Operations Company LLC (B)	3.700	01-30-27	5,707,000	5,248,714
Vistra Operations Company LLC (B)	4.300	07-15-29	5,821,000	5,163,476
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,080,798
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	3,080,175	2,663,682
Indianapolis Power & Light Company (B)	5.650	12-01-32	4,565,000	4,588,869
Multi-utilities 0.6%
Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,094,242
National Grid PLC	5.809	06-12-33	4,537,000	4,545,903
NiSource, Inc.	1.700	02-15-31	978,000	755,375
NiSource, Inc.	3.600	05-01-30	2,654,000	2,378,570
NiSource, Inc.	5.250	03-30-28	594,000	591,510

San Diego Gas & Electric Company	4.950	08-15-28	5,392,000	5,337,337

Sempra	5.500	08-01-33	2,754,000	2,728,868
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.5%				$14,656,397
(Cost $20,018,159)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,395,442
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,308,702
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,370,386
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,539,547
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	3,000	2,578
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,005,767
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	3,433,980

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,812,000	1,599,995
Collateralized mortgage obligations 4.3%				$135,987,585
(Cost $173,404,786)
Commercial and residential 3.5%				110,727,091
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	896,404	805,412
Series 2021-2, Class A1 (B)(E)	0.985	04-25-66	827,233	675,981
Series 2021-4, Class A1 (B)(E)	1.035	01-20-65	2,776,203	2,226,017
Series 2021-5, Class A1 (B)(E)	0.951	07-25-66	2,332,991	1,929,409
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(E)	1.175	10-25-48	1,408,046	1,120,781
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,122,693
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,151,759
BBCMS Trust
Series 2015-SRCH, Class D (B)(E)	5.122	08-10-35	1,607,000	1,166,926
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(E)	0.941	02-25-49	957,323	834,889
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (B)(D)	6.924	01-15-34	1,099,562	1,072,274
Series 2022-CLS, Class A (B)	5.760	10-13-27	2,032,000	1,868,563
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (B)(D)	6.524	08-15-36	6,514,000	5,887,660
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	4,116,000	3,944,935
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,408,485
Series 2023-SMRT, Class A (B)(E)	6.015	06-10-28	1,916,000	1,901,066
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(E)	0.924	08-25-66	1,614,812	1,236,267
Series 2021-3, Class A1 (B)(E)	0.956	09-27-66	2,263,787	1,749,619
Series 2021-HX1, Class A1 (B)(E)	1.110	10-25-66	1,798,993	1,445,662
COLT Trust
Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	3,279,488	2,719,149
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.373	10-15-45	66,084	1
Series 2020-CX, Class D (B)(E)	2.773	11-10-46	1,509,000	1,116,875
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.573	05-10-51	25,573,628	427,379
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.540	08-10-30	1,135,000	886,022
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	373,864
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,641,768
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month CME Term SOFR + 1.277%) (B)(D)	6.588	05-15-36	1,230,938	1,227,385
Series 2020-NET, Class A (B)	2.257	08-15-37	740,635	667,537
Series 2021-AFC1, Class A1 (B)(E)	0.830	03-25-56	3,657,251	2,740,653
Series 2021-NQM2, Class A1 (B)(E)	1.179	02-25-66	1,389,819	1,158,937
Series 2021-NQM3, Class A1 (B)(E)	1.015	04-25-66	1,243,446	1,018,915
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM5, Class A1 (B)(E)	0.938	05-25-66	933,718	$720,592
Series 2021-NQM6, Class A1 (B)(E)	1.174	07-25-66	3,463,219	2,749,638
Series 2021-RPL2, Class A1A (B)(E)	1.115	01-25-60	4,488,366	3,588,923
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,128,000	2,848,630
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(E)	0.899	04-25-66	1,901,862	1,633,288
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	580,033	483,421
Series 2021-2, Class A1 (B)(E)	0.931	06-25-66	1,513,675	1,205,956
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	3,616,059	2,853,862
GCAT Trust
Series 2021-NQM1, Class A1 (B)(E)	0.874	01-25-66	1,048,886	876,219
Series 2021-NQM2, Class A1 (B)(E)	1.036	05-25-66	1,092,106	878,912
Series 2021-NQM3, Class A1 (B)(E)	1.091	05-25-66	1,713,376	1,384,826
GS Mortgage Securities Trust
Series 2015-590M, Class C (B)(E)	3.932	10-10-35	1,475,000	1,271,961
Series 2017-485L, Class C (B)(E)	4.115	02-10-37	1,005,000	833,512
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,139,415
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	320,318	293,099
Series 2021-NQM1, Class A1 (B)(E)	1.017	07-25-61	769,821	653,430
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(E)	1.071	06-25-56	1,222,711	997,322
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (B)	3.024	01-05-39	2,416,000	1,938,351
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month CME Term SOFR + 1.246%) (B)(D)	6.556	05-15-36	3,077,000	3,047,708
MFA Trust
Series 2021-NQM1, Class A1 (B)(E)	1.153	04-25-65	757,839	662,340
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(E)	4.460	01-15-43	520,000	410,049
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	911,615	839,430
NMLT Trust
Series 2021-INV1, Class A1 (B)(E)	1.185	05-25-56	3,224,640	2,616,332
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	1,099,494	980,803
OBX Trust
Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	793,168	660,780
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	1,652,051	1,284,375
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	2,485,532	1,853,999
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	376,911
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	2,696,066	2,310,229
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,837,000	3,713,714
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(E)	0.943	05-25-65	1,078,971	951,435
Series 2022-1, Class A1 (B)(E)	2.447	12-25-66	3,189,100	2,688,758
Towd Point Mortgage Trust
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,673,292
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	1,322,926	1,206,614
Series 2019-1, Class A1 (B)(E)	3.750	03-25-58	1,201,172	1,126,535
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	1,332,610	1,228,829
Series 2020-4, Class A1 (B)	1.750	10-25-60	2,037,021	1,775,997
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (B)	1.218	05-25-65	482,217	441,009
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A1 (B)(E)	0.815	01-25-66	1,401,352	$1,188,433
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	1,824,809	1,528,693
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	1,079,400	836,024
Series 2021-5, Class A1 (B)(E)	1.013	09-25-66	1,663,863	1,342,759
Series 2021-R2, Class A1 (B)(E)	0.918	02-25-64	962,830	822,427
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	1,451,523	1,281,376
U.S. Government Agency 0.8%				25,260,494
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.335	06-25-25	85,192,847	263,876
Government National Mortgage Association
Series 2012-114, Class IO	0.620	01-16-53	357,476	5,543
Series 2016-174, Class IO	0.892	11-16-56	3,079,763	124,877
Series 2017-109, Class IO	0.230	04-16-57	4,007,521	66,811
Series 2017-124, Class IO	0.619	01-16-59	3,180,926	97,659
Series 2017-140, Class IO	0.486	02-16-59	2,017,615	63,358
Series 2017-169, Class IO	0.582	01-16-60	5,677,212	178,115
Series 2017-20, Class IO	0.529	12-16-58	6,811,667	165,133
Series 2017-22, Class IO	0.756	12-16-57	932,257	33,827
Series 2017-41, Class IO	0.592	07-16-58	3,156,344	91,254
Series 2017-46, Class IO	0.644	11-16-57	4,177,206	147,094
Series 2017-61, Class IO	0.745	05-16-59	2,221,749	81,866
Series 2018-114, Class IO	0.710	04-16-60	2,532,591	103,459
Series 2018-158, Class IO	0.775	05-16-61	12,971,268	655,193
Series 2018-69, Class IO	0.612	04-16-60	2,120,941	92,889
Series 2018-9, Class IO	0.443	01-16-60	3,801,759	111,423
Series 2019-131, Class IO	0.802	07-16-61	6,212,985	329,431
Series 2020-100, Class IO	0.783	05-16-62	8,743,057	498,230
Series 2020-108, Class IO	0.847	06-16-62	24,393,004	1,400,412
Series 2020-114, Class IO	0.800	09-16-62	30,192,467	1,776,446
Series 2020-118, Class IO	0.882	06-16-62	20,295,688	1,199,394
Series 2020-119, Class IO	0.602	08-16-62	9,161,972	441,245
Series 2020-120, Class IO	0.761	05-16-62	23,897,732	1,348,384
Series 2020-137, Class IO	0.795	09-16-62	30,002,582	1,660,031
Series 2020-150, Class IO	0.962	12-16-62	15,306,895	1,037,233
Series 2020-170, Class IO	0.833	11-16-62	20,549,128	1,269,850
Series 2020-92, Class IO	0.878	02-16-62	19,892,456	1,247,651
Series 2021-10, Class IO	0.986	05-16-63	14,629,526	1,011,010
Series 2021-11, Class IO	1.020	12-16-62	22,699,634	1,574,801
Series 2021-3, Class IO	0.868	09-16-62	36,238,136	2,237,227
Series 2021-40, Class IO	0.824	02-16-63	6,902,840	421,621
Series 2022-181, Class IO	0.715	07-16-64	7,124,708	483,914
Series 2022-21, Class IO	0.783	10-16-63	6,801,242	425,781
Series 2023-30, Class IO	1.147	11-16-64	12,612,351	958,795
Series 2023-36, Class IO	0.948	10-16-64	13,885,222	965,109
Series 2023-62, Class IO	0.938	02-16-65	15,949,583	1,140,649

Series 2023-91, Class IO	0.875	04-16-65	20,016,974	1,550,903
Asset backed securities 6.9%				$216,034,703
(Cost $241,672,231)
Asset backed securities 6.9%				216,034,703
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	3,328,610	3,100,218
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,352,000	4,696,262
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
AMSR Trust
Series 2020-SFR2, Class A (B)	1.632	07-17-37	3,281,000	$3,033,793
Series 2020-SFR4, Class A (B)	1.355	11-17-37	1,011,000	920,081
Series 2021-SFR1, Class B (B)	2.153	06-17-38	2,695,000	2,267,836
Series 2021-SFR4, Class A (B)	2.117	12-17-38	572,000	508,746
Applebee’s Funding LLC
Series 2023-1A, Class A2 (B)	7.824	03-05-53	1,585,000	1,573,352
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	959,414	846,332
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	4,617,200	4,102,142
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	3,679,083	3,165,775
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	785,629	739,423
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,054,416	2,880,033
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,714,737	3,358,787
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,388,099	2,976,720
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,450,789	3,884,237
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	3,055,569	2,629,284
Series 2022-1A, Class A (B)	2.720	01-18-47	2,144,704	1,843,041
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	3,231,000	2,902,458
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	4,887,253
Series 2021-2A, Class A2 (B)	2.400	10-25-51	4,037,000	3,492,047
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,443,960	1,329,301
Series 2021-1A, Class A2I (B)	2.045	11-20-51	5,878,298	5,156,513
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,870,000	3,340,130
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,765,635	4,413,464
Series 2019-1A, Class A2 (B)	3.668	10-25-49	1,280,555	1,123,062
Series 2021-1A, Class A2I (B)	2.662	04-25-51	2,692,035	2,299,305
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,231,750	1,183,904
Series 2020-2A, Class A2 (B)	3.237	01-20-51	3,406,650	2,943,707
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,654,900	3,032,288
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	645,470	599,733
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	2,490,817	2,263,230
Series 2021-SFR1, Class A (B)	1.538	08-17-38	1,900,150	1,674,927
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	3,713,815
Ford Credit Auto Owner Trust
Series 2023-2, Class A (B)	5.280	02-15-36	3,827,000	3,841,332
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	1,901,223	1,806,162
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,612,000	2,424,262
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	3,306,000	3,044,537
Home Partners of America Trust
Series 2021-2, Class A (B)	1.901	12-17-26	1,054,438	931,224
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	2,700,000	$2,383,888
Series 2023-1A, Class A2 (B)	5.687	05-20-53	3,005,000	2,930,069
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	1,534,650	1,390,275
Series 2022-1A, Class A2I (B)	3.445	02-26-52	3,016,700	2,711,748
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	1,846,000	1,801,920
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,667,000	4,426,946
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	1,180,545	1,152,089
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	983,602	925,072
Series 2019-FA, Class A2 (B)	2.600	08-15-68	1,031,993	950,624
Series 2020-BA, Class A2 (B)	2.120	01-15-69	1,846,911	1,681,855
Series 2020-GA, Class A (B)	1.170	09-16-69	1,811,740	1,610,661
Series 2020-HA, Class A (B)	1.310	01-15-69	2,104,121	1,908,913
Series 2021-A, Class A (B)	0.840	05-15-69	2,221,205	1,932,170
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	1,592,135	1,367,670
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,682,225	3,928,939
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,957,195	1,613,459
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	4,037,101
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,418,000	1,182,958
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (B)	3.844	12-25-25	538,483	502,100
Series 2021-FHT1, Class A (B)	3.104	07-25-26	544,570	485,715
Progress Residential Trust
Series 2021-SFR2, Class A (B)	1.546	04-19-38	6,401,713	5,719,253
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,627,045	4,082,053
Series 2021-SFR8, Class B (B)	1.681	10-17-38	1,602,000	1,395,645
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	4,048,143
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,221,738
Series 2022-2A, Class A3 (B)	6.500	10-21-30	4,450,000	4,486,435
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,461,345	2,049,158
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,477,120	3,282,332
SMB Private Education Loan Trust
Series 2019-B, Class A2A (B)	2.840	06-15-37	2,256,003	2,113,924
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,457,613	1,298,730
Series 2021-A, Class APT2 (B)	1.070	01-15-53	906,720	781,383
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	381,221	359,038
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,993,420	2,732,780
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,471,560	2,176,550
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,579,592	2,094,223
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	733,920	617,777
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	5,060,858	4,384,585
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	4,397,985	3,839,283
Series 2021-1A, Class A (B)	1.650	02-20-46	1,936,406	1,617,406
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Tricon American Homes Trust
Series 2020-SFR2, Class A (B)	1.482	11-17-39	3,067,136	$2,610,427
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	4,533,558	3,921,272
Series 2021-1A, Class A (B)	1.860	03-20-46	2,655,497	2,247,018
Vantage Data Centers LLC
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	2,797,202
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	2,008,271
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	1,092,078	997,080
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	3,222,096	2,824,490
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,866,500	2,384,435
Westgate Resorts LLC
Series 2022-1A, Class A (B)	1.788	08-20-36	1,994,751	1,884,776
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	645,648	546,248
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	5,550,475	4,873,489
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	2,123,660	1,786,671

	Shares	Value
Preferred securities 0.0%		$274,712
(Cost $309,384)
Financials 0.0%		274,712
Banks 0.0%
Wells Fargo & Company, 7.500%	238	274,712

	Yield (%)	Shares	Value
Short-term investments 2.8%			$85,821,412
(Cost $85,804,774)
Short-term funds 2.8%			85,821,412
John Hancock Collateral Trust (F)	5.4789(G)	8,585,060	85,821,412

Total investments (Cost $3,415,885,915) 102.5%	$3,205,847,274
Other assets and liabilities, net (2.5%)	(76,770,051)
Total net assets 100.0%	$3,129,077,223

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.5%)				$(14,829,644)
(Proceeds received $14,974,812)
U.S. Government Agency (0.5%)				(14,829,644)
Federal National Mortgage Association (A)	5.000	TBA	(15,300,000)	(14,829,644)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $473,723,124 or 15.1% of the fund’s net assets as of 8-31-23.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-23.
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,830,822,085	—	$1,830,822,085	—
Foreign government obligations	2,929,531	—	2,929,531	—
Corporate bonds	919,320,849	—	919,320,849	—
Municipal bonds	14,656,397	—	14,656,397	—
Collateralized mortgage obligations	135,987,585	—	135,987,585	—
Asset backed securities	216,034,703	—	216,034,703	—
Preferred securities	274,712	$274,712	—	—
Short-term investments	85,821,412	85,821,412	—	—
Total investments in securities	$3,205,847,274	$86,096,124	$3,119,751,150	—
Liabilities
Sale commitments outstanding	$(14,829,644)	—	$(14,829,644)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	8,585,060	$77,624,090	$440,978,481	$(432,810,836)	$15,147	$14,530	$1,584,615	—	$85,821,412
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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